Pension and Other Post-Employment Benefits (Total Benefit Plan Expense Recognized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense	$ 1		$ 21
Defined Contribution Plan Expense	33	$ 34	43
Total Benefit Plans Expense	34	34	64
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Expense	14	12	11
Total Benefit Plans Expense	$ 14	$ 12	$ 11